Debt - Cheniere Revolving Credit Facilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Cheniere Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Issuance Costs, Line of Credit Arrangements, Gross	$ 16
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.75%
Line of Credit Facility, Percentage of Commitments Which Sum Of Unrestricted Cash and Undrawn Commitments Must Exceed	20.00%
Line of Credit Facility, Sum Of Unrestricted Cash And Undrawn Commitments Required	$ 100
Cheniere Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.25%
Cheniere Revolving Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Cheniere Revolving Credit Facility [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Cheniere Revolving Credit Facility [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Cheniere Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unrestricted Cash Required For Advances Or Letters Of Credit	$ 500
Cheniere Revolving Credit Facility Letter of Credit [Member] | Base Rate [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%